STOCK OPTION PLANS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 15, 2012	Aug. 31, 2014	Nov. 30, 2012	Jul. 31, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total					$ 3,089	$ 1,510
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years 10 months 24 days	2 years 6 months
Percentage Of Forfeiture Rate					0.00%
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						4,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.08
Chief Financial Officer [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,000,000
Chief Financial Officer [Member] | Market Based Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,000,000
Stock Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					46,119,832	46,119,832
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.08	$ 0.08	$ 0.52
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						1,346,484
Preferred Stock Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,248,000		1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					1.61	$ 1.61	$ 0.0237
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						512,500
Stock Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		153,880,168
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.08	$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						145,280,168